PREMISES AND EQUIPMENT (Details Textuals) (BRL) In Millions	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Property, Plant and Equipment [Line Items]
Depreciation of premises and equipment	1,476	1,250	756
Interest Costs Incurred, Capitalized	23	23	23
Accumulated Depreciation, Depletion and Amortization, Property, Plant, and Equipment	(7,319)	(6,553)
Depreciation Of Capitalized Interest	19	19	18
Software Developed For Internal Use [Member]
Property, Plant and Equipment [Line Items]
Depreciation of premises and equipment	146	145	109
Leaseholds and Leasehold Improvements [Member]
Property, Plant and Equipment [Line Items]
Accumulated Depreciation, Depletion and Amortization, Property, Plant, and Equipment	94	84	72